Stockholders' Equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity
Stockholders' Equity
12.	Stockholders’ Equity

During the six-month period ended June 30, 2026, the Company declared a dividend of $0.90 per share of common stock paid in each of March and June amounting to $32.8 million. During the six month period ended June 30, 2025, the Company declared a dividend of $0.85 per share of common stock paid in each of February and June amounting to $31.5 million. The Company issued 92 and 98 shares of common stock pursuant to its dividends reinvestment plan in the six-month periods ended June 30, 2026 and June 30, 2025, respectively.

In June 2022, the Company announced a share repurchase program of up to $100.0 million of the Company’s common stock. This share repurchase program was upsized by $100.0 million on November 10, 2023 and by an additional $100.0 million on April 14, 2025 for a total aggregate amount of $300.0 million. The Company repurchased 60,819 shares of its common stock in the open market for $5.9 million in the six months ended June 30, 2026; 927,527 shares for $76.1 million in the year ended December 31, 2025; 661,103 shares for $53.9 million in the year ended December 31, 2024; 1,131,040 shares for $70.6 million in the year ended December 31, 2023 and 466,955 shares for $28.6 million in the year ended December 31, 2022. In total, as of June 30, 2026, the Company had repurchased a total of 3,247,444 shares of common stock for $235.1 million under this repurchase program. During the six months ended June 30, 2026, the Company settled $0.9 million of share repurchases that were executed in the fourth quarter of 2025, which are included in cash paid for repurchases of common stock in the condensed consolidated statement of cash flows.

12.	Stockholders’ Equity (Continued)

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods.

In August 2025, the Company granted 100,000 shares to the Manager for the year ending December 31, 2026 under the amended and restated management agreement with the Manager as described in Note 15 “Related Party Transactions”. The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the grant date.

In December 2024, the Company granted 30,000 shares of restricted stock to certain employees of the Manager, out of which 2,000 shares vested in December 2025, 4,000 shares will vest in December 2026, 8,000 shares in December 2027 and the remaining 16,000 shares in December 2028. As of June 30, 2026, 28,000 shares remained unvested and will remain restricted until they vest. The vesting of these shares is subject to satisfaction of the vesting terms, under the Company’s 2006 Equity Compensation Plan, as amended. The 30,000 restricted shares were issued and outstanding as of December 31, 2024, with aggregate compensation expense of $2.3 million related thereto expected to be recognized as the shares vest over a four-year period. In relation to the vesting of these 28,000 restricted shares to certain employees of the Manager and the 100,000 shares to vest to the Manager at the end of 2026 under the amended and restated management agreement (please refer to Note 15 “Related Party Transactions”), an amount of $4.8 million was recorded in the six months ended June 30, 2026 under “General and administrative expenses” in the condensed consolidated income statements. As of June 30, 2026, the weighted-average remaining term of the Manager’s compensation stock relating to non-vested restricted shares not yet recognized was $6.0 million. This cost is expected to be recognized over a weighted average period of 1.0 year.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 equity compensation plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008, and amended effective August 26, 2025. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. Following the last of each calendar quarter, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar quarter. During the six months ended June 30, 2026 and June 30, 2025, none of the directors elected to receive their compensation in Company shares.